Condensed Financial Information of Registrant (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2009	Dec. 31, 2008
Investments:
Available-for-sale Securities, Debt Securities	$ 350,271	$ 324,797
Available-for-sale Securities, Equity Securities	3,023	3,602
Short-term investments, principally at estimated fair value	17,310	9,384
Other Investments	23,581	15,400
Total investments	511,379	460,276
Cash and Cash Equivalents, at Carrying Value	10,461	12,957	12,957	10,024	24,131
Accrued Investment Income Receivable	4,344	4,328
Other Assets	7,984	8,174
Total assets	796,226	728,249
Liabilities
Collateral financing arrangements	4,647	5,297
Junior subordinated debt securities	3,192	3,191
Other Liabilities	30,914	20,366
Total liabilities	738,232	680,914
Equity
Common stock, par value $0.01 per share; 3,000,000,000 shares authorized; 1,061,150,915 and 989,031,704 shares issued at December 31, 2011and 2010, respectively; 1,057,957,028 and 985,837,817 shares outstanding at December 31, 2011 and 2010, respectively	11	10
Additional paid-in capital	26,782	26,423
Retained earnings	24,814	19,446
Treasury stock, at cost; 3,193,887 shares at December 31, 2011 and 2010	(172)	(172)
Accumulated other comprehensive income (loss)	6,083	1,145
Total stockholders' equity	57,519	46,853
Total liabilities and stockholders' equity	796,226	728,249
Amortized cost of fixed maturity securities available-for-sale	329,811	317,617
Cost of equity securities available-for-sale	3,208	3,621
Preferred stock, shares authorized	200,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	1,061,150,915	989,031,704
Common stock, shares outstanding	1,057,957,028	985,837,817
Treasury stock, shares	3,193,887	3,193,887
Noncumulative Preferred Stock
Equity
Preferred Stock	1	1
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	200,000,000	200,000,000
Preferred stock, shares issued	84,000,000	84,000,000
Preferred stock, shares outstanding	84,000,000	84,000,000
Preferred stock, aggregate liquidation preference	$ 2,100.00	$ 2,100.00
Convertible Preferred Stock
Equity
Preferred Stock		0
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares issued	0	6,857,000
Preferred stock, shares outstanding	0	6,857,000
Preferred stock, aggregate liquidation preference		$ 0.01
Parent Company [Member]
Investments:
Available-for-sale Securities, Debt Securities	4,419	2,740
Available-for-sale Securities, Equity Securities	13	15
Short-term investments, principally at estimated fair value	667	33
Other Investments	275	114
Total investments	5,374	2,902
Cash and Cash Equivalents, at Carrying Value	309	624
Accrued Investment Income Receivable	44	42
Investment in subsidiaries	74,281	64,060
Loans to subsidiaries	0	1,275
Receivables from subsidiaries	165	73
Other Assets	1,201	1,320
Total assets	81,374	70,296
Liabilities
Payables for collateral under securities loaned and other transactions	1,180	660
Long-term debt - unaffiliated	15,666	16,258
Long-term debt - affiliated	500	665
Collateral financing arrangements	2,797	2,797
Junior subordinated debt securities	1,748	1,748
Other Liabilities	1,964	1,315
Total liabilities	23,855	23,443
Equity
Common stock, par value $0.01 per share; 3,000,000,000 shares authorized; 1,061,150,915 and 989,031,704 shares issued at December 31, 2011and 2010, respectively; 1,057,957,028 and 985,837,817 shares outstanding at December 31, 2011 and 2010, respectively	11	10
Additional paid-in capital	26,782	26,423
Retained earnings	24,814	19,446
Treasury stock, at cost; 3,193,887 shares at December 31, 2011 and 2010	(172)	(172)
Accumulated other comprehensive income (loss)	6,083	1,145
Total stockholders' equity	57,519	46,853
Total liabilities and stockholders' equity	81,374	70,296
Amortized cost of fixed maturity securities available-for-sale	4,350	2,691
Cost of equity securities available-for-sale	17	18
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	1,061,150,915	989,031,704
Common stock, shares outstanding	1,057,957,028	985,837,817
Treasury stock, shares	3,193,887	3,193,887
Parent Company [Member] | Noncumulative Preferred Stock
Equity
Preferred Stock	1	1
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	200,000,000	200,000,000
Preferred stock, shares issued	84,000,000	84,000,000
Preferred stock, shares outstanding	84,000,000	84,000,000
Preferred stock, aggregate liquidation preference	$ 2,100.00	$ 2,100.00
Parent Company [Member] | Convertible Preferred Stock
Equity
Preferred Stock	$ 0	$ 0
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares issued	0	6,857,000
Preferred stock, shares outstanding	0	6,857,000